CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)				9 Months Ended
	Dec. 15, 2021	Feb. 03, 2021	Jan. 14, 2021	Sep. 30, 2022
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Expiration or Due Date	Dec. 15, 2023
Convertible note of common stock				10,990,142
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Percentage Bearing Fixed Interest Rate				10.00%
Proceeds from Convertible Debt		$ 25,000	$ 20,000
Long-Term Debt, Gross				$ 75,000
Debt Instrument, Maturity Date				Jan. 14, 2024
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Percentage Bearing Fixed Interest Rate	10.00%
Debt Instrument, Convertible, Liquidation Preference, Per Share	$ 0.01
Digital Power Lending L L C [Member] | Exchange Agreement [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 102,000